SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,284	$ 4,586
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	821	862
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	470	516
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	327	354
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,666	$ 2,854